Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0	[1]
Previously Paid Amount	0
Total Fee Amount	0	[1]
Total Offset Amount	0
Net Fee	$ 0	[1]
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A

[1]	The amended registration statement covers an indeterminate amount of securities to be offered or sold and the filing fee will be calculated and paid in accordance with Rule 456(d) and Rule 457(u)